FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Sep. 30, 2014
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

18.FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers by issuing commitments to extend credit.  Such commitments are agreements to lend to a customer provided there is no violation of any condition established in the contract. These commitments generally have fixed expiration dates or other termination clauses.  The Company evaluates each customer’s creditworthiness on a case-by-case basis.

At September 30, 2014 and 2013, the Company had commitments to originate loans of approximately $167.0 million and $144.3 million, respectively, of which $120.1 million and $133.4 million, respectively, were committed to be sold.  Additionally, the Company had outstanding commitments to borrowers under unused residential mortgage and home equity lines of credit and commercial lines of credit totaling $51.9 million and $156.8 million, respectively, at September 30, 2014 compared with $67.3 million and $148.4 million, respectively, at September 30, 2013.

At September 30, 2014 and 2013, the Company had loans receivable held for sale totaling $58.1 million and $70.5 million, respectively, substantially all of which were under commitments to be sold on a best-efforts basis.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  These standby letters of credit are primarily issued for a fee to support contractual obligations of the Company’s customers.  The credit risk involved with issuing letters of credit is essentially the same as the risk involved in extending loans to customers. At September 30, 2014, the Company had 42 letters of credit totaling approximately $3.1 million due to expire no later than July 2019 compared with 47 letters of credit totaling approximately $4.0 million due to expire no later than July 2019 at September 30, 2013.